Income tax - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Net loss	€ (47,003)	€ (33,590)	€ (50,915)
Effective tax expense	5	9	3
Recurring loss before tax	€ (47,058)	€ (33,581)	€ (50,912)
Theoretical tax rate (statutory rate in France)	26.50%	28.00%	31.00%
Theoretical tax (benefit) expense	€ (12,470)	€ (9,403)	€ (15,782)
Share-based payment	848	819	1,339
Other temporary differences	117	(6)	(1)
Other non-taxable items	(644)	(540)	(736)
Unrecognized tax losses	12,154	9,138	15,177
Effective tax expense	€ (5)	€ (9)	€ (3)
Effective tax rate	0.00%	0.00%	0.00%